COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Jan. 03, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Company's Future Commitments
The following is a summary of the Company’s future commitments which span more than one future fiscal year:

(Millions of Dollars)	Total	2015	2016	2017	2018	2019	Thereafter
Operating lease obligations	$330.5	$83.9	$65.1	$51.8	$40.8	$30.9	$58.0
Marketing commitments	76.9	26.1	24.4	20.3	5.0	1.1	—
Total	$407.4	$110.0	$89.5	$72.1	$45.8	$32.0	$58.0

Summary of Guarantees
The Company's financial guarantees at January 3, 2015 are as follows:

(Millions of Dollars)	Term	Maximum Potential Payment	Carrying Amount of Liability
Guarantees on the residual values of leased properties	One to four years	$34.4	$—
Standby letters of credit	Up to three years	90.5	—
Commercial customer financing arrangements	Up to six years	38.9	13.1
Total		$163.8	$13.1

Summary of Warranty Liability Activity
Following is a summary of the warranty liability activity for the years ended January 3, 2015, December 28, 2013, and December 29, 2012:

(Millions of Dollars)	2014	2013	2012
Balance beginning of period	$121.1	$123.2	$124.8
Warranties and guarantees issued	98.0	92.9	86.3
Liability assumed from acquisitions	—	0.1	0.2
Warranty payments and currency	(109.5)	(95.1)	(88.1)
Balance end of period	$109.6	$121.1	$123.2